Income Taxes - Rollforward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 26,213,382	$ 17,132,915
Credit (Charge) to Consolidated Statement of Income	(369,510)	1,574,610
Credit (Charge) to Other Comprehensive Income and Equity	(619,304)	7,528,693
Credit (Charge) to Other Accounts	5,737,971
Disposed Operations		(22,836)
Reclassification to current assets (liabilities) held for sale		(22,836)
Deferred income tax account at end of period	30,962,539	26,213,382
Accrued liabilities
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	6,219,312	4,352,021
Credit (Charge) to Consolidated Statement of Income	909,294	1,867,291
Deferred income tax account at end of period	7,128,606	6,219,312
Loss allowance
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,235,658	1,550,482
Credit (Charge) to Consolidated Statement of Income	(289,099)	(314,824)
Deferred income tax account at end of period	946,559	1,235,658
Customer advances
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,600,334	1,499,462
Credit (Charge) to Consolidated Statement of Income	254,090	100,872
Deferred income tax account at end of period	1,854,424	1,600,334
Derivative financial instrument
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	972,991	273,210
Credit (Charge) to Consolidated Statement of Income	(394,096)	288,737
Credit (Charge) to Other Comprehensive Income and Equity	(578,280)	411,044
Deferred income tax account at end of period	615	972,991
Property, plant and equipment, net
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	2,084,550	1,650,860
Credit (Charge) to Consolidated Statement of Income	1,620,196	433,690
Deferred income tax account at end of period	3,704,746	2,084,550
Prepaid expenses and other items
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	5,868,717	3,700,673
Credit (Charge) to Consolidated Statement of Income	(1,274,995)	2,087,586
Credit (Charge) to Other Comprehensive Income and Equity	(83,947)	103,294
Credit (Charge) to Other Accounts	(861)
Reclassification to current assets (liabilities) held for sale		(22,836)
Deferred income tax account at end of period	4,508,914	5,868,717
Tax loss carryforwards
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	11,249,585	13,025,006
Credit (Charge) to Consolidated Statement of Income	152,266	(1,516,219)
Credit (Charge) to Other Comprehensive Income and Equity		(259,202)
Deferred income tax account at end of period	11,401,851	11,249,585
Deferred income tax assets of foreign subsidiaries
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	261,929	163,747
Credit (Charge) to Consolidated Statement of Income	(42,946)	98,182
Deferred income tax account at end of period	218,983	261,929
Tax credit
Rollforward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income	0
Credit (Charge) to Other Accounts	5,738,832
Deferred income tax account at end of period	5,738,832
Investments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(729,910)	(6,676,401)
Credit (Charge) to Consolidated Statement of Income	(1,046,520)	(1,327,066)
Credit (Charge) to Other Comprehensive Income and Equity	42,923	7,273,557
Deferred income tax account at end of period	(1,733,507)	(729,910)
Intangible assets and transmission rights
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(2,549,784)	(2,406,145)
Credit (Charge) to Consolidated Statement of Income	(257,700)	(143,639)
Deferred income tax account at end of period	$ (2,807,484)	$ (2,549,784)